Average Annual Total Returns (Vanguard Extended Duration Treasury Index Fund ETF)	Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(20.94%)	(22.30%)	(11.58%)	(19.81%)	(20.54%)
Five Years	(2.35%)	(4.85%)	(2.52%)	(2.18%)	(1.81%)
Since Inception	5.55%	3.10%	3.54%	5.73%	6.04%